SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 16, 2016	Aug. 01, 2014	Apr. 01, 2012
Customers payment term	90 days	90 days
Advertising expense		$ 181	$ 313	$ 397
Provision for federal income taxes		0	0	0	$ 0
Provision for state income taxes		$ 0	0	0	$ 0
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Lease term		12 months				10 years	4 years	10 years
Right-of-use assets.	$ 5,511
Lease liabilities	$ 6,100
Selling, general and administrative expenses
Professional fees		$ 6,536	4,546	3,822
Transaction costs		264	1,065	56
Salaries and commissions		12,650	14,824	8,865
Shipping and Handling Costs
Operating costs		$ 1,596	$ 1,752	$ 1,177
Minimum
Property and equipment useful life	1 year	1 year
Customers payment term	15 days	15 days
Right-of-use assets.		$ 6,000
Maximum
Property and equipment useful life	10 years	10 years
Customers payment term	60 days	60 days
Lease liabilities		$ 7,000